Intangible Assets, Net (Intangible Assets by Major Class) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 30, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			¥ 33,948,000		¥ 35,037,000
Accumulated Amortization			(12,425,000)		(15,580,000)
Net Carrying Value	$ 3,138		21,523,000		19,457,000
Amortization expenses	$ 516	¥ 3,198,000	3,450,000	¥ 2,493,000
Loss from disposal of intangible assets		¥ 0	0	¥ 0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			15,624,000		16,713,000
Accumulated Amortization			(10,841,000)		(13,816,000)
Net Carrying Value			4,783,000		2,897,000
Acquired Internet Content Provider License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			568,000		568,000
Accumulated Amortization			(568,000)		(568,000)
Net Carrying Value			0		0
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			256,000		256,000
Accumulated Amortization			(172,000)		(196,000)
Net Carrying Value			84,000		60,000
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			1,000,000		1,000,000
Accumulated Amortization			(844,000)		(1,000,000)
Net Carrying Value			156,000		0
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			16,500,000		16,500,000
Accumulated Amortization			0		0
Net Carrying Value			¥ 16,500,000		¥ 16,500,000